DERIVATIVES - Schedule of Financial Assets Eligible for Offset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Gross amounts offset in the consolidated balance sheets, total derivative assets	$ 0	$ (5,145)
Gross amounts not offset in the consolidated balance sheets, net amount, total derivative assets	$ 593,281	$ 820,747
Derivate asset, statement of financial position, extensible enumeration not disclosed flag	Total Derivative Assets	Total Derivative Assets
Gross amounts of recognized assets, total derivative assets	$ 671,573	$ 1,127,125
Net amounts of assets presented in the consolidated balance sheet, total derivative assets	671,573	1,121,980
Gross amounts not offset in the consolidated balance sheets, collateral received, total derivative assets	(78,292)	(301,233)
Other derivative activities
Offsetting Assets [Line Items]
Gross amounts of recognized assets, total derivatives subject to a master netting arrangement or similar arrangement	591,482	1,019,069
Gross amounts offset in the consolidated balance sheets, total derivative assets	0	(5,145)
Net amounts of assets presented in the consolidated balance sheets, total derivatives subject to a master netting arrangement or similar arrangement	591,482	1,013,924
Gross amounts not offset in the consolidated balance sheets, collateral received, total derivative assets	(40,844)	(238,021)
Gross amounts not offset in the consolidated balance sheets, net amount, total derivative assets	550,638	775,903
Fair value hedges
Offsetting Assets [Line Items]
Gross amounts of recognized assets, total derivatives subject to a master netting arrangement or similar arrangement	17,229	62,240
Gross amounts offset in the consolidated balance sheets, total derivative assets	0	0
Net amounts of assets presented in the consolidated balance sheets, total derivatives subject to a master netting arrangement or similar arrangement	17,229	62,240
Gross amounts not offset in the consolidated balance sheets, collateral received, total derivative assets	(6,601)	(23,509)
Gross amounts not offset in the consolidated balance sheets, net amount, total derivative assets	10,628	38,731
Cash flow hedges
Offsetting Assets [Line Items]
Gross amounts of recognized assets, total derivatives subject to a master netting arrangement or similar arrangement	62,862	45,816
Gross amounts offset in the consolidated balance sheets, total derivative assets	0	0
Net amounts of assets presented in the consolidated balance sheets, total derivatives subject to a master netting arrangement or similar arrangement	62,862	45,816
Gross amounts not offset in the consolidated balance sheets, collateral received, total derivative assets	(30,847)	(39,703)
Gross amounts not offset in the consolidated balance sheets, net amount, total derivative assets	$ 32,015	$ 6,113